Incentive Plans (Summary Of Restricted Stock Unit Activity) (Details)	12 Months Ended
Dec. 31, 2013
MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Granted	352,522
Restricted Stock Units, Vested and Issued	(509)
Restricted Stock Units, Forfeited	(4,915)
Restricted Stock Units, Outstanding, Ending Balance	347,098
2013 Stock Plan For Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Granted	28,413
Restricted Stock Units, Outstanding, Ending Balance	28,413